Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.727%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$965,038.20

Principal:
Principal Collections	$13,897,100.39
Prepayments in Full	$6,105,755.01
Liquidation Proceeds	$97,170.05
Recoveries	$72,525.73
Sub Total	$20,172,551.18
Collections	$21,137,589.38

Purchase Amounts:
Purchase Amounts Related to Principal	$398,102.97
Purchase Amounts Related to Interest	$1,984.81
Sub Total	$400,087.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,537,677.16

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,537,677.16
Servicing Fee	$292,735.43	$292,735.43	$0.00	$0.00	$21,244,941.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,244,941.73
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,244,941.73
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,244,941.73
Interest - Class A-3 Notes	$119,145.23	$119,145.23	$0.00	$0.00	$21,125,796.50
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$20,973,030.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,973,030.50
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$20,892,879.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,892,879.33
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$20,834,964.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,834,964.33
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$20,763,886.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,763,886.83
Regular Principal Payment	$19,509,071.17	$19,509,071.17	$0.00	$0.00	$1,254,815.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,254,815.66
Residual Released to Depositor	$0.00	$1,254,815.66	$0.00	$0.00	$0.00
Total		$21,537,677.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,509,071.17
Total					$19,509,071.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,509,071.17	$40.39	$119,145.23	$0.25	$19,628,216.40	$40.64
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$19,509,071.17	$12.11	$481,054.90	$0.30	$19,990,126.07	$12.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$111,698,651.23	0.2312601	$92,189,580.06	0.1908687
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$334,038,651.23	0.2073564	$314,529,580.06	0.1952460

Pool Information
Weighted Average APR	3.438%	3.435%
Weighted Average Remaining Term	28.01	27.23
Number of Receivables Outstanding	31,030	30,032
Pool Balance	$351,282,518.90	$330,534,861.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$334,038,651.23	$314,529,580.06
Pool Factor	0.2104247	0.1979964

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$16,005,281.13
Targeted Overcollateralization Amount	$16,005,281.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,005,281.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$249,529.29
(Recoveries)		109	$72,525.73
Net Loss for Current Collection Period			$177,003.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6047%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5187%
Second Prior Collection Period			0.5503%
Prior Collection Period			0.5076%
Current Collection Period			0.6231%
Four Month Average (Current and Prior Three Collection Periods)			0.5499%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,809	$12,586,802.02
(Cumulative Recoveries)			$1,846,554.41
Cumulative Net Loss for All Collection Periods			$10,740,247.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6434%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,617.34
Average Net Loss for Receivables that have experienced a Realized Loss			$2,233.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.03%	461	$6,697,102.89
61-90 Days Delinquent	0.22%	41	$715,704.21
91-120 Days Delinquent	0.03%	6	$91,544.38
Over 120 Days Delinquent	0.24%	47	$788,555.52
Total Delinquent Receivables	2.51%	555	$8,292,907.00

Repossession Inventory:
Repossessed in the Current Collection Period		11	$202,581.24
Total Repossessed Inventory		32	$546,799.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2746%
Prior Collection Period			0.3352%
Current Collection Period			0.3130%
Three Month Average			0.3076%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer